Income from Investments (Details) - Schedule of Income From Investments - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income From Investments [Abstract]
Fair value change on equity investments	$ (198,031)	$ 19,517
Fair value change on bonds	5,977	48,484
Interest income	370,100	152,111
Net income from investments	$ 178,046	$ 220,112